Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Current Assets
Cash	$ 545,871	$ 2,473,386	$ 142,413
Accounts receivable, net	19,929,137	15,784,081	14,048,095
Prepaid expenses	195,354	238,927	4,477
Other assets	479,827	422,254	30,879
Total Current Assets	21,150,189	18,918,648	14,225,864
Property and equipment, net	9,278	16,518	32,669
Goodwill	3,662	3,669	3,636
Intangible assets – purchased software, net	1,599,933	2,079,047	2,835,117
Other assets	3,634	3,645	11,670
Total Assets	22,766,696	21,021,527	17,108,956
Current Liabilities
Accounts payable	3,497,201	4,158,006	7,897,887
Accrued expenses	1,205,065	1,368,367	1,123,842
Contract liabilities	430,027	350,689	219,652
Due to related parties	89,377	87,688	84,485
Notes payable to officer	713,137	691,942	26,818
Notes payable	93,144	323,218	20,469
Convertible notes payable, net	3,527,623	1,991,036	189,641
Liabilities in arrears with convertible features	109,000	109,000	109,000
Current portion, liabilities in arrears - judgment settlement agreement (Note 9)			771,702
Derivative liability			897,631
Liabilities of discontinued operations	82,795	82,795	82,795
Total Current Liabilities	9,747,369	9,162,741	11,423,922
Notes payable, net of current portion	146,890	146,890	167,459
Total Liabilities	9,894,259	9,309,631	11,591,381
Commitments and Contingencies (Note 11)
Stockholders’ Equity
Preferred stock, $0.01 par value; 1,000 shares authorized, issued and outstanding at December 31, 2021 and June 30, 2021	10	10	10
Common stock, $0.01 par value; 500,000,000 shares authorized, 81,656,033 shares issued and 81,627,663 shares outstanding at December 31, 2021, and 78,612,608 shares issued and 78,584,238 shares outstanding at June 30, 2021	816,278	785,844	191,745
Additional paid-in-capital	237,890,249	236,935,277	231,984,704
Common stock to be issued	30,000	63,700	955,466
Accumulated other comprehensive income (loss)	3,106	(11,526)	113,070
Accumulated deficit	(225,867,206)	(226,061,409)	(227,727,420)
Total Stockholders’ Equity	12,872,437	11,711,896	5,517,575
Total Liabilities and Stockholders’ Equity	$ 22,766,696	$ 21,021,527	$ 17,108,956